Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

Commitments

On September 9, 2013, the Company entered into a lease agreement for a new 28,700 square foot office and laboratory facility located in Davis, California. The initial term of the lease is for a period of 60 months commencing on the later of the date of substantial completion of initial improvements to the leased property, or May 1, 2014. The monthly base rent is $46,000 for the first 12 months with a 3% increase each year thereafter. The Company has the option to extend the lease term twice for a period of five years each. This agreement was subsequently amended in April 2014 (See Note 15).

Contingencies

The Company is subject to legal proceedings and claims that arise in the normal course of business. As of March 31, 2014, there were no current proceedings or litigation involving the Company that management believes would have a material adverse impact on its business, financial position, results of operations or cash flows.

15. Commitments and Contingencies

Operating Leases

The Company has a non-cancelable lease for an aggregate of approximately 24,500 square feet of non-contiguous office space in an office complex in Davis, California under which a portion of the covered space terminates between February 2014 and October 2016. A portion of the lease that terminates in February 2015 provides for an option to extend the term for five years at the then prevailing market rent. The lease includes negotiated annual increases in the monthly rental payments.

On September 9, 2013, the Company entered into a lease agreement for a new 28,700 square foot office and laboratory facility located in Davis, California. The initial term of the lease is for a period of 60 months commencing on the later of the date of substantial completion of initial improvements to the leased property, or May 1, 2014. The monthly base rent is $46,000 for the first 12 months with a 3% increase each year thereafter. The Company will have the option to extend the lease term twice for a period of five years each.

The Company recognizes expense under its leases on a straight-line basis over the lease terms. At December 31, 2013, the Company’s aggregate commitment under non-cancelable lease agreements is as follows (in thousands):

OPERATING LEASES
Years ending December 31:
2014	$965
2015	753
2016	666
2017	606
2018 and beyond	822

Total minimum payments required	$3,812

Rental expense charged to operations for all operating leases was $691,000, $484,000 and $412,000 for the years ended December 31, 2013, 2012 and 2011, respectively.

Contingencies

The Company is subject to legal proceedings and claims that arise in the normal course of business. As of December 31, 2013, there were no current proceedings or litigation involving the Company that management believes would have a material adverse impact on its business, financial position, results of operations or cash flows.